Share-Based Compensation and Equity	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION AND EQUITY
SHARE-BASED COMPENSATION AND EQUITY

Dividends On the basis of amounts declared and paid quarterly, the annualized dividends per share were $1.15, $1.15 and $1.14 for the years ended December 31, 2014, 2013 and 2012, respectively.

Share-Based Compensation Cost The Company recognizes costs resulting from all share-based payment transactions based on the fair market value of the award as of the grant date. Awards are valued at fair value and compensation cost is recognized on a straight-line basis over the requisite periods of each award. The Company estimated forfeiture rates are based on historical experience. To cover the exercise and/or vesting of its share-based payments, the Company generally issues new shares from its authorized, unissued share pool. The number of common shares that may be issued pursuant to the Amended and Restated 1991 Equity and Performance Incentive Plan (as amended and restated as of February 12, 2014) (1991 Plan) was 9,126,005, of which 5,532,005 shares were available for issuance at December 31, 2014.

The following table summarizes the components of the Company’s employee and non-employee share-based compensation programs recognized as selling and administrative expense for the years ended December 31:

	2014	2013	2012
Stock options
Pre-tax compensation expense	$2,696	$6,032	$2,572
Tax benefit	(998)	(2,198)	(825)
Stock option expense, net of tax	$1,698	$3,834	$1,747

Restricted stock units
Pre-tax compensation expense	$6,075	$5,580	$5,741
Tax benefit	(1,887)	(1,672)	(1,809)
RSU expense, net of tax	$4,188	$3,908	$3,932

Performance shares
Pre-tax compensation expense	$12,494	$2,162	$4,425
Tax benefit	(4,237)	(768)	(1,602)
Performance share expense, net of tax	$8,257	$1,394	$2,823

Director deferred shares
Pre-tax compensation expense	$280	$1,158	$1,102
Tax benefit	(109)	(428)	(408)
Director deferred share expense, net of tax	$171	$730	$694

Total share-based compensation
Pre-tax compensation expense	$21,545	$14,932	$13,840
Tax benefit	(7,231)	(5,066)	(4,644)
Total share-based compensation, net of tax	$14,314	$9,866	$9,196

The following table summarizes information related to unrecognized share-based compensation costs as of December 31, 2014:

	Unrecognized Cost	Weighted-Average Period
		(years)
Stock options	$3,460	1.3
RSUs	9,099	1.8
Performance shares	11,528	1.7
	$24,087

SHARE-BASED COMPENSATION AWARDS
Stock options, RSUs, restricted shares and performance shares have been issued to officers and other management employees under the Company’s 1991 Plan.

Stock Options
Stock options generally vest after a one- to four-year period and have a maturity of ten years from the issuance date. Option exercise prices equal the closing price of the Company’s common shares on the date of grant. The estimated fair value of the options granted was calculated using a Black-Scholes option pricing model using the following assumptions:

	2014	2013	2012
Expected life (in years)	5	6	6-7
Weighted-average volatility	31%	38%	41%
Risk-free interest rate	1.47-1.66%	1.08-1.27%	0.83-1.39%
Expected dividend yield	3.59%	3.23-3.59%	3.08-3.23%

The Company uses historical data to estimate option exercise timing within the valuation model. Employees with similar historical exercise behavior with regard to timing and forfeiture rates are considered separately for valuation and attribution purposes. Expected volatility is based on historical volatility of the price of the Company’s common shares. The risk-free rate of interest is based on a zero-coupon U.S. government instrument over the expected life of the equity instrument. The expected dividend yield is based on actual dividends paid per share and the price of the Company’s common shares.

Options outstanding and exercisable as of December 31, 2014 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
		(per share)	(in years)
Outstanding at January 1, 2014	1,954	$39.63
Expired or forfeited	(355)	$51.45
Exercised	(445)	$32.89
Granted	454	$34.20
Outstanding at December 31, 2014	1,608	$37.11	6	$2,277
Options exercisable at December 31, 2014	871	$40.17	3	$1,359
Options vested and expected to vest (2) at December 31, 2014	1,580	$37.19	6	$2,227

(1)
The aggregate intrinsic value represents the total pre-tax intrinsic value (the difference between the Company’s closing share price on the last trading day of the year in 2014 and the exercise price, multiplied by the number of “in-the-money” options) that would have been received by the option holders had all option holders exercised their options on December 31, 2014. The amount of aggregate intrinsic value will change based on the fair market value of the Company’s common shares.

(2)	The expected to vest options are the result of applying the pre-vesting forfeiture rate assumption to total outstanding non-vested options.

The aggregate intrinsic value of options exercised for the years ended December 31, 2014, 2013 and 2012 was $2,149, $2,083 and $4,393, respectively. The weighted-average grant-date fair value of stock options granted for the years ended December 31, 2014, 2013 and 2012 was $6.75, $7.79 and $10.43, respectively. Total fair value of stock options vested during the years ended December 31, 2014, 2013 and 2012 was $1,769, $8,043 and $3,413, respectively. Exercise of options during the year ended December 31, 2014, 2013 and 2012 resulted in cash receipts of $14,607, $16,723 and $16,679, respectively.

Restricted Stock Units
Each RSU provides for the issuance of one common share of the Company at no cost to the holder and are granted to both employees and non-employee directors. RSUs for employees vest after a four- or seven-year period and for non-employee directors vest after one year. During the vesting period, employees are paid the cash equivalent of dividends on RSUs. Non-vested employee RSUs are forfeited upon termination unless the Board of Directors determines otherwise.

Non-vested RSUs outstanding as of December 31, 2014 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2014	499	$32.28
Forfeited	(62)	$32.90
Vested	(134)	$32.72
Granted	350	$35.25
Non-vested at December 31, 2014	653	$33.72

(1)
The RSUs granted during the year ended December 31, 2014 include 35 thousand one-year RSUs to non-employee directors under the 1991 Plan. These RSUs have a weighted-average grant-date fair value of $39.35.

The weighted-average grant-date fair value of RSUs granted for the years ended December 31, 2014, 2013 and 2012 was $35.25, $30.14 and $35.16, respectively. The total fair value of RSUs vested during the years ended December 31, 2014, 2013 and 2012 was $4,394, $9,176 and $4,202, respectively.

Performance Shares
Performance shares are granted based on certain management objectives, as determined by the Board of Directors each year. Each performance share earned entitles the holder to one common share of the Company. The Company's performance shares include performance objectives that vest and are calculated after a three-year period as well as performance objectives that vest proportionately over a three-year period which are calculated annually. No shares are granted unless certain management threshold objectives are met.

Non-vested performance shares outstanding as of December 31, 2014 and changes during the year ended were as follows:

	Number of Shares	Weighted-Average Grant-Date Fair Value
Non-vested at January 1, 2014 (1)	542	$37.10
Forfeited	(173)	$39.63
Granted (2)	778	$38.07
Non-vested at December 31, 2014	1,147	$37.38

(1)
Non-vested performance shares are based on a maximum potential payout. Actual shares granted at the end of the performance period may be less than the maximum potential payout level depending on achievement of performance share objectives. Performance shares are based on certain annual management objectives, as determined by the Board of Directors.

(2)
The maximum performance shares granted during the year ended December 31, 2014 include 439 thousand shares that vest proportionately over a three-year period and have a weighted-average grant-date fair value of $35.49.

The weighted-average grant-date fair value of performance shares granted for the years ended December 31, 2014, 2013 and 2012 was $38.07, $29.15 and $44.25, respectively. The total fair value of performance shares vested during the years ended December 31, 2014, 2013 and 2012 was $0, $1,090 and $2,521, respectively.
Director Deferred Shares
Deferred shares have been issued to non-employee directors under the 1991 Plan. Deferred shares provide for the issuance of one common share of the Company at no cost to the holder. Deferred shares vest in either a six- or twelve-month period and are issued at the end of the deferral period. During the vesting period and until the common shares are issued, non-employee directors are paid the cash equivalent of dividends on deferred shares.

As of December 31, 2014, there were 143 non-employee director deferred shares vested and outstanding. There were no deferred shares granted in 2014. The weighted-average grant-date fair value of deferred shares granted for the years ended December 31, 2013 and 2012 was $29.73 and $40.54, respectively. The aggregate intrinsic value of deferred shares released during the years ended December 31, 2014, 2013 and 2012 was $121, $1,023 and $247, respectively. Total fair value of deferred shares vested for the years ended December 31, 2014, 2013 and 2012 was $898, $1,090 and $979, respectively.

Other Non-employee Share-Based Compensation
In connection with the acquisition of Diebold Colombia, S.A., in December 2005, the Company issued warrants to purchase 35 thousand common shares with an exercise price of $46.00 per share and grant-date fair value of $14.66 per share. The grant-date fair value of the warrants was valued using the Black-Scholes option pricing model with the following assumptions: risk-free interest rate of 4.45 percent, dividend yield of 1.63 percent, expected volatility of 30 percent, and contractual life of six years. The warrants will expire in December 2016.